Increases from Previously Reported Amounts due to Revisions (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intercompany accounts receivable		$ 0	$ 0
Intercompany loans receivable-current portion		0	0
Intercompany loans receivable		0	0
Intercompany accounts payable	0	0	0
Intercompany loans payable within one year	0	0	0
Intercompany loans payable	0	0	0
Momentive Specialty Chemicals Inc.
Intercompany accounts receivable	104	126	102
Intercompany loans receivable-current portion	239	162	203
Intercompany loans receivable	1,144	773	649
Intercompany accounts payable	102	96	78
Intercompany loans payable within one year	199	197	238
Intercompany loans payable	3,414	2,303	1,903
Momentive Specialty Chemicals Inc. | Adjustment
Intercompany accounts receivable			102
Intercompany loans receivable-current portion			203
Intercompany loans receivable			649
Intercompany accounts payable			102
Intercompany loans payable within one year			203
Intercompany loans payable			649
Subsidiary Issuers
Intercompany accounts receivable	67	52	46
Intercompany loans receivable-current portion	0	0	0
Intercompany loans receivable	3,383	2,273	1,907
Intercompany accounts payable	4	4	4
Intercompany loans payable within one year	0	0	0
Intercompany loans payable	0	4	4
Subsidiary Issuers | Adjustment
Intercompany accounts receivable			46
Intercompany loans receivable			1,907
Intercompany accounts payable			46
Intercompany loans payable			1,907
Combined Subsidiary Guarantors
Intercompany accounts receivable	0	0	0
Intercompany loans receivable-current portion	0	0	0
Intercompany loans receivable	28	27	22
Intercompany accounts payable	0	1	1
Intercompany loans payable within one year	0	0	0
Intercompany loans payable	7	7	6
Combined Subsidiary Guarantors | Adjustment
Intercompany loans receivable			22
Intercompany loans payable			22
Combined Non-Guarantor Subsidiaries
Intercompany accounts receivable	400	318	257
Intercompany loans receivable-current portion	357	624	713
Intercompany loans receivable	3,704	3,835	4,592
Intercompany accounts payable	465	395	322
Intercompany loans payable within one year	397	589	678
Intercompany loans payable	4,838	4,594	5,257
Combined Non-Guarantor Subsidiaries | Adjustment
Intercompany accounts receivable			257
Intercompany loans receivable-current portion			713
Intercompany loans receivable			4,592
Intercompany accounts payable			257
Intercompany loans payable within one year			713
Intercompany loans payable			$ 4,592